Group balance sheet - GBP (£) £ in Millions		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Non-current assets
Intangible assets		£ 14,455	£ 15,037	£ 15,458
Property, plant and equipment		17,000	16,498	15,971
Derivative financial instruments		1,312	1,818	1,462
Investments		13,354	11,606	11,965
Associates and joint ventures		38	31	24
Trade and other receivables	[1]	317	360	218
Deferred tax assets		1,243	1,717	1,247
Non current assets		47,719	47,067	46,345
Current assets
Programme rights		272	264	225
Inventories		239	227	189
Trade and other receivables		4,029	3,860	3,987
Current tax receivable		77	73	65
Derivative financial instruments		197	428	177
Investments		3,224	1,740	3,271
Cash and cash equivalents		521	526	989
Current assets		8,559	7,118	8,903
Current liabilities
Loans and other borrowings		2,298	2,791	3,756
Derivative financial instruments		50	34	48
Trade and other payables		7,190	7,476	7,463
Current tax liabilities		83	197	271
Provisions		603	625	178
Current liabilities		10,224	11,123	11,716
Total assets less current liabilities		46,054	43,062	43,532
Non-current liabilities
Loans and other borrowings		13,038	11,105	12,029
Derivative financial instruments		787	869	863
Retirement benefit obligations		6,371	9,088	6,382
Other payables		1,326	1,298	1,106
Deferred tax liabilities		1,340	1,240	1,262
Provisions		452	536	565
Non current liabilities		23,314	24,136	22,207
Equity
Ordinary shares		2,172	2,172	2,172
Share premium		8,000	8,000	8,000
Other reserves		1,241	1,591	1,392
Retained earnings		11,327	7,163	9,761
Total shareholder’s equity		22,740	18,926	21,325
Total equity and Liabilities		£ 46,054	£ 43,062	£ 43,532

[1]	Other assets includes costs relating to the initial set-up, transition or transformation phase of long-term networked IT services contracts of £145m (2016/17: £163m, 2015/16: £111m), and prepayments and leasing debtors of £172m (2016/17: £197m, 2015/16: £107m).